UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from (used in) operating activities
Net loss	$ (4,429)	$ (4,856)
Adjustments to reconcile net loss to net cash from (used in) operating activities:
Depreciation and amortization	1,531	1,167
Share-based compensation	2,593	2,624
Loss on disposal of asset	197	11
Unrealized foreign exchange loss (gain)	4,408	(1,383)
Income tax expense	921	488
Finance income, net	(4,573)	(352)
Changes in non-cash working capital items:
Trade and other receivables	(912)	(1,840)
Prepaids and deposits	(3,361)	(1,175)
Contract costs	(3,590)	(3,756)
Trade and other payables	5,575	1,033
Employee benefit obligations	335	284
Deferred revenue	4,877	6,416
Income taxes (paid) received	(299)	459
Cash from (used in) operating activities	3,273	(880)
Cash flows used in investing activities
Purchase of property and equipment	(266)	(509)
Payments of contingent consideration from acquisitions	(216)	(93)
Acquisition of business, net of cash acquired	(8,671)	(1,071)
Cash used in investing activities	(9,153)	(1,673)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	64	70
Repayment of lease obligations	(850)	(700)
Interest received	4,056	537
Proceeds from exercise of stock options	100	53
Proceeds from share issuance under employee share purchase plan	264	304
Shares repurchased for cancellation under normal course issuer bid	(10,236)	0
Cash (used in) from financing activities	(6,602)	264
Net change in cash and cash equivalents during the period	(12,482)	(2,289)
Effect of foreign exchange on cash and cash equivalents	112	(699)
Cash and cash equivalents, beginning of the period	216,293	215,323
Cash and cash equivalents, end of the period	$ 203,923	$ 212,335